Reconciliation of Income Tax Expense at Statutory Rate to Actual Income Tax Expense (Detail) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011
Income Taxes [Line Items]
Computed at the statutory rate (34%)									$ 1,667,534	$ 1,545,224
Increase (decrease) resulting from
Tax exempt interest									(546,910)	(498,697)
State income taxes, net									286,869	268,790
Increase in cash surrender value									(68,838)	(53,078)
Other									(1,168)	(3,145)
Income Tax Benefit	$ 254,015	$ 417,870	$ 298,713	$ 366,889	$ 281,656	$ 345,616	$ 368,407	$ 263,415	$ 1,337,487	$ 1,259,094
Tax expense as a percentage of pre-tax income									27.27%	27.70%